Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Effective Income Tax Rate
Statutory U.S. tax rate	35.00%	35.00%	35.00%
State income taxes--net of federal benefit	0.90%	0.90%	0.70%
International income taxes - net	(6.30%)	(4.20%)	(4.60%)
U.S. research and development credit	(0.70%)	0.00%	(0.50%)
Reserves for tax contingencies	1.20%	(1.90%)	(1.20%)
Domestic manufacturer's deduction	(1.60%)	(1.20%)	(1.50%)
All other--net	(0.40%)	0.40%	(0.10%)
Effective tax rate (as a percent)	28.10%	29.00%	27.80%
Federal, State and Foreign Tax
Gross UTB Balance at January 1	$ 528	$ 594	$ 622
Additions based on tax positions related to the current year	97	80	92
Additions for tax positions of prior years	158	114	69
Reductions for tax positions of prior years	(29)	(120)	(123)
Settlements (UTB decreases)	(17)	(50)
Settlements (UTB increases)			9
Reductions due to lapse of applicable statute of limitations	(78)	(90)	(75)
Gross UTB Balance at December 31	659	528	594
Income tax
Net UTB impacting the effective tax rate	262	185	295
Period discussed over which the Company is not able to reasonably estimate the amount by which the liability for unrecognized tax benefits could change as a result of ongoing income tax authority examinations	12 months
Interest and penalties related to unrecognized tax benefits, expense (benefit) recognized on a gross basis	22	(12)	(1)
Interest and penalties related to unrecognized tax benefits, accrued on a gross basis	62	44
Change in effective income tax rate from prior reporting period to current reporting period (as a percent)	(0.90%)	1.20%
Change in effective tax rate from prior reporting period to current reporting period as a result of international tax rates and other items (as a percent)	(4.00%)	2.10%
Change in effective tax rate from prior reporting period to current reporting period as a result of adjustments to income tax reserves and other items (as a percent)	3.10%	(0.90%)
Deferred tax assets valuation allowance	23	29
Federal
Operating Loss Carryforwards
Operating loss carryforwards	30
Federal | Maximum
Operating Loss Carryforwards
Operating loss carryforwards, expiration date	17 years
Federal | Minimum
Operating Loss Carryforwards
Operating loss carryforwards, expiration date	16 years
State
Operating Loss Carryforwards
Operating loss carryforwards	4
State | Maximum
Operating Loss Carryforwards
Operating loss carryforwards, expiration date	10 years
State | Minimum
Operating Loss Carryforwards
Operating loss carryforwards, expiration date	5 years
International
Operating Loss Carryforwards
Operating loss carryforwards	$ 191
Operating loss carryforwards, expiration dates majority of high end of range	6 years
International | Minimum
Operating Loss Carryforwards
Operating loss carryforwards, expiration date	1 year